Stockholder's Equity (Details) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 12, 2024	Dec. 02, 2024	Jul. 05, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Apr. 07, 2025	Aug. 05, 2024	Aug. 02, 2024	Apr. 29, 2023
Stockholders' Equity [Line Items]
Capital stock authorized													110,000,000
Common stock, shares authorized				100,000,000		100,000,000		100,000,000	100,000,000		110,000,000
Common stock, par value (in Dollars per share)				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized				10,000,000		10,000,000		10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Stockholders' Equity Note, Stock Split			675,000-for-1
Outstanding shares			100
Common shares for issuance												15,000,000	15,000,000
Contractual term						10 years		10 years
Share issued price per share (in Dollars per share)								$ 1.66
Stock based compensation expense (in Dollars)				$ 2,088,572	$ 1,957,000	$ 3,897,050	$ 3,874,000	$ 7,498,817	$ 1,965,500
Unrecognized total compensation cost (in Dollars)				$ 12,304,857		$ 12,304,857		$ 11,592,383
Weighted average period						1 year 7 months 20 days		1 year 9 months 7 days
Options of common share				18,500,000		18,500,000		12,750,000	12,600,000
Option exercise price				5,135,417		5,135,417		3,937,500
Granted options						5,750,000		150,000
Exercise price (in Dollars per share)						$ 1.07		$ 2.15
Weighted average grant date fair value of the options granted (in Dollars per share)						$ 0.8
Director [Member]
Stockholders' Equity [Line Items]
Options of common share											150,000
Option exercise price											2.15
Board of Directors [Member]
Stockholders' Equity [Line Items]
Granted options	5,550,000	200,000
Exercise price (in Dollars per share)	$ 1.07	$ 1.02
Minimum [Member]
Stockholders' Equity [Line Items]
Common stock, shares authorized										100,000,000
Contractual term						12 months		12 months
Maximum [Member]
Stockholders' Equity [Line Items]
Common stock, shares authorized										400,000,000
Contractual term						36 months		36 months
Common Stock [Member]
Stockholders' Equity [Line Items]
Common stock, shares authorized											100,000,000		100,000,000
Common stock, par value (in Dollars per share)											$ 0.0001		$ 0.0001
Preferred Stock [Member]
Stockholders' Equity [Line Items]
Preferred stock, shares authorized											10,000,000		10,000,000
Preferred stock, par value (in Dollars per share)											$ 0.0001		$ 0.0001